EA Series Trust
19 East Eagle Road
Havertown, PA 19083
June 3, 2024
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust (the “Trust”) File Nos. 333-195493; 811-22961 Whitewolf Publicly Listed Private Equity ETF (S000081688) Whitewolf Commercial Real Estate Finance Income ETF (S000081687) (the “Funds”)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated May 31, 2024, and filed electronically as Post-Effective Amendment No. 347 to the Trust’s Registration Statement on May 29, 2024.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (267) 393-5233.
Sincerely,
/s/ Alyssa M. Bernard
Alyssa M. Bernard
Secretary